FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 33,652,893	R$ 32,915,878
Liabilities	93,045,196	94,025,822
Total	59,392,303	61,109,944
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	90,609,124	89,179,027
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	5,572,219	6,206,570
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	77,172,692	74,574,591
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,243,782	6,182,530
Amortized cost | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	187,187	2,062,322
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	1,316,528	5,094
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	116,716	147,920
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,436,072	4,846,795
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,436,072	4,846,795
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	15,931,547	20,051,470
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	8,345,871	9,505,951
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	6,848,454	9,607,012
Amortized cost | Dividends receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets		7,334
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	737,222	931,173
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,606	24,917
Fair value through other comprehensive income | Investments - Celluforce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,606	24,917
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,697,740	12,839,491
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	4,430,454	4,873,749
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 13,267,286	R$ 7,965,742